Senior secured term loan facility and warrants - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 112,000		$ 112,000
Borrowings, interest rate	1693.00%		1693.00%
Interest expense on borrowings	$ 4,728	$ 1,933	$ 13,748	$ 1,933
Cash and cash equivalents, minimum quarterly balance	60,000		60,000
Convertible loans, long-term	97,707		97,707		$ 97,240
Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value	$ 79		$ 79		$ 995